TAXATION - SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred Tax Assets, Net, Classification
Short-term deferred tax asset	$ 0	$ 3,085
Long-term deferred tax asset	10,393	6,439
Foreign Tax Authority
Deferred Tax Assets, Net, Classification
Long-term deferred tax liability	(2,100)
Indonesia | Foreign Tax Authority
Deferred Tax Assets, Net, Classification
Short-term deferred tax asset	0	3,085
Long-term deferred tax asset	10,393	6,439
Net deferred tax asset	10,393	9,524
Jordan | Foreign Tax Authority
Deferred Tax Assets, Net, Classification
Long-term deferred tax asset	956	0
Long-term deferred tax liability	(2,102)	0
Net deferred tax liability	$ (1,146)	$ 0	$ 0